Share capital (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Issued capital	$ 1,098,000	$ 1,098,000
Issued Capitals	$ 1,098,494	$ 1,098,469
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	98,493,413	98,468,387
Issued capital	$ 98,493	$ 98,468
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	1,000,001	1,000,001
Issued capital	$ 1,000,001	$ 1,000,001